Filed Pursuant to Rule 497(e)
1933 Act File No. 333-215588
1940 Act File No. 811-23226

Supplement dated April 7, 2021
to the

Roundhill BITKRAFT Esports & Digital Entertainment ETF
Prospectus and Statement of Additional Information dated April 28, 2020

Roundhill Sports Betting & iGaming ETF
Prospectus and Statement of Additional Information dated May 29, 2020

Roundhill Streaming Services & Technology ETF
Prospectus and Statement of Additional Information dated February 3, 2021

Roundhill MVP ETF
Prospectus and Statement of Additional Information dated March 15, 2021
(each, a “Fund”)

This supplement makes the following amendment to disclosures in each Fund’s Prospectus and SAI, as well as information provided in Part C to each Fund’s registration statement.
Effective immediately, the address of the Fund’s investment adviser, Roundhill Financial Inc., (the “Adviser”) is:
145 West 14th Street, Floor 2
New York, New York 10017
All references to the former address of the Adviser (575 5th Avenue, 14th Floor, New York, New York 10017) in each Prospectus and SAI, and Part C to each Fund’s registration statement, are hereby replaced with the new address listed above.

Please retain this Supplement with your Prospectus and SAI for future reference.